Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated other comprehensive income (loss) [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 106,786	$ 26,811	$ (15,122)	$ (78,297)	$ 40,178
Statement Line Items [Line Items]
Net loss for the period				(10,075)	(10,075)
Total other comprehensive income (loss)			2,116		2,116
Total comprehensive income (loss)			2,116	(10,075)	(7,959)
Stock options, Value of services recognized		406			406
Stock options, Proceeds on issuing shares	38				38
Deferred and restricted share units, Value of units recognized	246	434			680
Warrants, Value of warrants issued in Bought Deal		1,079			1,079
Warrants, Proceeds on issuing shares	699				699
Value of share issued in asset acquisition	169				169
Value of share issued in Bought Deal	6,903				6,903
Balance at Dec. 31, 2019	114,840	28,730	(13,006)	(88,372)	42,192
Statement Line Items [Line Items]
Net loss for the period				(16,020)	(16,020)
Total other comprehensive income (loss)			(2,374)		(2,374)
Total comprehensive income (loss)			(2,374)	(16,020)	(18,394)
Stock options, Value of services recognized		469			469
Stock options, Proceeds on issuing shares	602	(230)			372
Deferred and restricted share units, Value of units recognized		182			182
Warrants, Proceeds on issuing shares	8	(2)			6
Value of share issued in asset acquisition	246				246
Acquisition of Otis Gold Corp.	16,370	594			16,964
Shares issued as part of Credit Facility	180				180
Shares issued to settle payables	$ 1,738				$ 1,738	[1]
Deferred and restricted share units, Shares issued on exercise of RSUs and DSUs	1,627	(479)			1,148
Warrants, Value of warrants issued with Convertible Debentures		$ 1,001			$ 1,001
Convertible Debentures, Value of conversion options on Convertible Debentures		3,750			3,750
Convertible Debentures, Interest payable settled with shares	588				588	[2]
Balance at Dec. 31, 2020	$ 136,199	$ 34,015	$ (15,380)	$ (104,392)	$ 50,442

[1]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the shares issued and the carrying amount of the payables settled.
[2]	On December 31, 2020, the Company elected to pay the first interest payment on the Debentures (Note 16) in common shares valued at C$754 ($588).